Financial Liabilities - Changes in liabilities derived from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 11,057,218	€ 10,756,248	€ 10,207,241
New financing	3,949,054	1,623,378	1,119,542
Payments	(5,358,925)	(1,467,560)	(1,281,416)
Interest accrued	746,059	655,498	511,444
Other movements	52,278	187,407	123,792
Interest paid	(571,487)	(528,942)	(350,387)
Liabilities assumed in business combinations		2,464	181,099
Foreign exchange differences	292,534	(171,275)	244,933
Balance at end of year	10,166,731	11,057,218	10,756,248
Bonds
Changes in liabilities derived from financing activities
Balance at beginning of year	4,682,316	4,691,660	4,743,534
New financing	2,616,194	113,100	112,557
Payments	(1,956,576)	(121,957)	(217,058)
Interest accrued	228,085	177,482	176,317
Other movements			744
Interest paid	(182,007)	(147,998)	(150,595)
Liabilities assumed in business combinations			(1,804)
Foreign exchange differences	41,358	(29,971)	27,965
Balance at end of year	5,429,370	4,682,316	4,691,660
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	4,323,795	4,041,521	3,707,048
New financing	1,340,285	1,505,657	990,537
Payments	(3,240,696)	(1,171,677)	(944,386)
Interest accrued	399,225	352,325	206,901
Other movements			(744)
Interest paid	(317,148)	(308,048)	(156,461)
Liabilities assumed in business combinations			121,597
Foreign exchange differences	150,873	(95,983)	117,029
Balance at end of year	2,656,334	4,323,795	4,041,521
Finance lease liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	1,111,328	1,016,944	873,724
Payments	(111,488)	(116,394)	(104,287)
Interest accrued	49,102	40,105	43,640
Other movements	49,356	184,186	123,792
Liabilities assumed in business combinations			30,290
Foreign exchange differences	43,081	(13,513)	49,785
Balance at end of year	1,141,379	1,111,328	1,016,944
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	939,779	1,006,123	882,935
New financing	(7,425)	4,621	16,448
Payments	(50,165)	(57,532)	(15,685)
Interest accrued	69,647	85,586	84,586
Other movements	2,922	3,221
Interest paid	(72,332)	(72,896)	(43,331)
Liabilities assumed in business combinations		2,464	31,016
Foreign exchange differences	57,222	(31,808)	50,154
Balance at end of year	€ 939,648	€ 939,779	€ 1,006,123